NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2014
Noncontrolling Interest [Abstract]
Schedule of the Company's non-controlling interests included in the Consolidated Financial Statements
The Company's Non-Controlling Interests included in the Consolidated Balance Sheet were as follows:

at December 31	2014	2013
(millions of Canadian dollars)

Non-controlling interest in TC PipeLines, LP	1,479	1,323
Non-controlling interest in Portland	104	94
	1,583	1,417

The Company's Non-Controlling Interests included in the Consolidated Statement of Income were as follows:

year ended December 31	2014	2013	2012
(millions of Canadian dollars)

Non-controlling interest in TC PipeLines, LP	136	93	91
Non-controlling interest in Portland	15	12	5
	151	105	96